Cover	12 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Registrant Name	StepStone Private Infrastructure Fund
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001957892
Document Period End Date	Mar. 31, 2024